MARKET RISK BENEFITS (Tables)	6 Months Ended
Jun. 30, 2025
Insurance [Abstract]
Schedule of Market Risk Benefits
The net balance of market risk benefit assets and liabilities of, and changes in guaranteed minimum withdrawal benefits associated with, annuity contracts follows.

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	2025	2024
Balance, beginning of period	$2,799	$55
Balance, beginning of period, before effect of changes in the instrument-specific credit risk	2,549	39
Acquisition from business combination(1)	—	2,376
Derecognition(2)	—	(129)
Issuance	(6)	3
Interest accrual	70	24
Attributed fees collected	121	52
Benefits payments	—	—
Effect of changes in interest rates	51	138
Effect of changes in equity markets	98	(24)
Effect of changes in equity index volatility	(43)	(24)
Effect of changes in future expected policyholder behavior	68	(8)
Effect of changes in other future expected assumptions	7	67
Balance, end of period, before the effect of changes in the instrument-specific credit risk	2,915	2,514
Effect of changes in the ending instrument-specific credit risk	278	58
Balance, end of period	3,193	2,572
Less: Reinsured MRB, end of period	(576)	(618)
Balance, end of period, net of reinsurance	$2,617	$1,954

Net amount at risk(3)	$12,460	$12,051
Weighted-average attained age of contract holders (years)	71	71
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(1)The difference between the amount shown in the table above and the market risk benefits liability balance included in Note 16 represents $45 million of measurement period adjustments that was recorded in the third quarter of 2024. See Note 16 for the details.
(2)See Note 16 for the details of effective settlement of a reinsurance arrangement, resulting in the derecognition of certain market risk benefit balances.
(3)Net amount at risk is defined as the current guarantee amount in excess of the current account balance.
The reconciliation of market risk benefits by amounts in an asset position and in a liability position to the “Market risk benefits” amount in the statements of financial position follows.

AS OF US$ MILLIONS	June 30, 2025			December 31, 2024
	Asset	Liability	Net	Asset	Liability	Net
Market risk benefits	$1,034	$(4,227)	$(3,193)	$856	$(3,655)	$(2,799)